Share-based payments - Summary of Activities Under Share Based Payment Arrangement (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Statements [Line Items]
Weighted average exercise price, Outstanding at January 1,	$ 16.65	$ 16.65
Weighted average exercise price, Tandem awards forfeited	16.81	16.65
Weighted average exercise price, Outstanding at December 31,	17.45	16.65
Weighted average exercise price, Tandem awards vested	$ 16.76	$ 16.65
Weighted average remaining contract life (years)	8 years 6 months 21 days	9 years 1 month 13 days
Number of share options, outstanding at January 1, | shares	74,401	31,880
Number of share options, Tandem awards forfeited | shares	2,936	1,443
Number of share options, outstanding at December 31, | shares	103,469	74,401
Number of share options, Tandem awards vested | shares	16,238	14,350
Granted On June 2020 [Member]
Statements [Line Items]
Weighted average exercise price, Tandem awards granted	$ 18.30	$ 16.65
Number of share options, Tandem awards granted | shares	26,557	43,964
Granted On December 2020 [Member]
Statements [Line Items]
Weighted average exercise price, Tandem awards granted	$ 23.82
Weighted average fair value of options granted	$ 53.41
Number of share options, Tandem awards granted | shares	5,447
Granted On September 2020 [Member]
Statements [Line Items]
Weighted average fair value of options granted	$ 10.27	$ 4.51